Income Taxes - Reconciliation of Total Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the total income tax provision tax rate [Abstract]
Income tax expense (benefit) at federal statutory rate	(21.00%)	(21.00%)
Change in valuation allowance	23.80%	25.50%
Income tax benefit at state statutory rate	(0.30%)	(0.20%)
Share-based compensation	0.90%	1.00%
Warrants	(2.60%)	0.00%
NOLs expiring and adjustments to NOL	(0.10%)	(0.10%)
Research credit	(0.70%)	(5.10%)
Return to provision	0.00%	(0.10%)
Total income tax provision	0.00%	0.00%